Right of Use Asset and Lease Liability - Schedule of maturity analysis - undiscounted contractual payments (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Disclosure of maturity analysis of finance lease payments receivable [Line Items]
Maturity Analysis - Undiscounted Contractual Payments	$ 7,039
Less than 1 year [Member]
Disclosure of maturity analysis of finance lease payments receivable [Line Items]
Maturity Analysis - Undiscounted Contractual Payments	3,004
1 to 2 years [Member]
Disclosure of maturity analysis of finance lease payments receivable [Line Items]
Maturity Analysis - Undiscounted Contractual Payments	2,548
2 to 3 years [Member]
Disclosure of maturity analysis of finance lease payments receivable [Line Items]
Maturity Analysis - Undiscounted Contractual Payments	996
3 to 4 years [Member]
Disclosure of maturity analysis of finance lease payments receivable [Line Items]
Maturity Analysis - Undiscounted Contractual Payments	$ 491